SCHEDULE OF BENEFIT OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
U.S. federal
Current
Deferred	(1,624,000)	(256,000)
State and local
Current
Deferred
Valuation allowance	1,624,000	256,000
Income Tax Provision (Benefit)